Property, Plant, and Equipment, Net (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Property, Plant, and Equipment, Net [Abstract]
Depreciation expense	$ 8,986	$ 6,163